Insured assets - Summary of Insured assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about Insured assets [line items]
Insured Amount	$ 18,291,040	$ 18,766,136
Package insurance on buildings, machineries, inventories [member]
Disclosure of detailed information about Insured assets [line items]
Type of insurance	Package Insurance	Package Insurance
Insured Amount	$ 15,604,119	$ 16,007,100
Fire insurance on buildings machineries inventories [member]
Disclosure of detailed information about Insured assets [line items]
Type of insurance	Fire insurance	Fire insurance
Insured Amount	$ 2,667,686	$ 2,736,579
Cars [member]
Disclosure of detailed information about Insured assets [line items]
Type of insurance	Car insurance	Car insurance
Insured Amount	$ 19,235	$ 22,457